Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets And Goodwill [Abstract]
Reconciliation of carrying amount of goodwill and intangibles
At December 31, 2021
Intellectual
Contracts

property
Total
Cost
Beginning of year $ 111,388 $ 118,819 $ 230,207
Effect of movements in exchange rates (770) - (770)
End of year 110,618 118,819 229,437
Accumulated amortization and impairment
Beginning of year 109,663 64,722 174,385
Amortization charge 975 3,582 4,557
Effect of movements in exchange rates (752)
-
(752)
End of year 109,886 68,304 178,190
Net book value at December 31, 2021 $ 732 $ 50,515 $ 51,247
At December 31, 2020
Intellectual
Contracts property Total
Cost
Beginning of year $ 113,707 $ 118,819 $ 232,526
Effect of movements in exchange rates (2,319) - (2,319)
End of year 111,388 118,819 230,207
Accumulated amortization and impairment
Beginning of year 111,094 61,022 172,116
Amortization charge 1,008 3,700 4,708
Effect of movements in exchange rates (2,439)
-
(2,439)
End of year 109,663 64,722 174,385
Net book value at December 31, 2020 $ 1,725 $ 54,097 $ 55,822